SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 1,645,202	$ 1,306,923
Total deferred tax assets	1,645,202	1,306,923
Deferred tax liabilities:
Depreciation
Total deferred tax liabilities
Total deferred tax assets-net	1,645,202	1,306,923
Less: Valuation allowance	(1,645,202)	(1,306,923)
Deferred tax assets, net